UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.1%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T Inc.	183,810	$5,525,328
Verizon Communications Inc.	148,780	8,191,827

TOTAL COMMUNICATION SERVICES		13,717,155

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
General Motors Co.	49,110	1,916,272

CONSUMER STAPLES - 5.0%
Beverages - 1.8%
Coca-Cola Co.	36,500	1,756,745
Keurig Dr Pepper Inc.	90,320	2,458,510
PepsiCo Inc.	18,880	2,127,210

Total Beverages		6,342,465

Household Products - 3.2%
Kimberly-Clark Corp.	42,300	4,711,374
Procter & Gamble Co.	38,650	3,728,565
Reckitt Benckiser Group PLC	33,590	2,585,312	(a)

Total Household Products		11,025,251

TOTAL CONSUMER STAPLES		17,367,716

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Williams Cos Inc.	194,747	5,244,537

FINANCIALS - 11.0%
Banks - 2.5%
Bank of America Corp.	172,800	4,919,616
Citigroup Inc.	60,400	3,893,384

Total Banks		8,813,000

Capital Markets - 0.5%
Intercontinental Exchange Inc.	23,500	1,803,860

Insurance - 1.8%
MetLife Inc.	51,720	2,362,052
Progressive Corp.	55,000	3,700,950

Total Insurance		6,063,002

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 6.2%
AGNC Investment Corp.	335,060	$6,000,925
Annaly Capital Management Inc.	484,080	5,053,795
Starwood Property Trust Inc.	314,000	6,933,120
TPG RE Finance Trust Inc.	187,270	3,713,564

Total Mortgage Real Estate Investment Trusts (REITs)		21,701,404

TOTAL FINANCIALS		38,381,266

HEALTH CARE - 6.4%
Pharmaceuticals - 6.4%
AstraZeneca PLC, ADR	54,940	2,009,705
GlaxoSmithKline PLC, ADR	43,490	1,704,808
Johnson & Johnson	19,600	2,608,368
Merck & Co. Inc.	141,120	10,503,562
Pfizer Inc.	130,470	5,538,451

TOTAL HEALTH CARE		22,364,894

INDUSTRIALS - 6.2%
Aerospace & Defense - 4.2%
Lockheed Martin Corp.	39,190	11,352,951
United Technologies Corp.	29,200	3,447,644

Total Aerospace & Defense		14,800,595

Electrical Equipment - 0.5%
Emerson Electric Co.	26,300	1,721,861

Machinery - 1.5%
Stanley Black & Decker Inc.	40,000	5,057,600

TOTAL INDUSTRIALS		21,580,056

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.8%
Cisco Systems Inc.	60,290	2,851,114

IT Services - 1.8%
International Business Machines Corp.	28,000	3,763,760
Paychex Inc.	34,620	2,451,096

Total IT Services		6,214,856

Semiconductors & Semiconductor Equipment - 4.7%
Broadcom Inc.	12,300	3,299,475
Intel Corp.	33,200	1,564,384
Maxim Integrated Products Inc.	50,010	2,714,043
Microchip Technology Inc.	27,300	2,194,101
QUALCOMM Inc.	75,000	3,714,000
Texas Instruments Inc.	27,900	2,808,972

Total Semiconductors & Semiconductor Equipment		16,294,975

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Software - 5.6%
Microsoft Corp.	140,000	$14,620,200
Oracle Corp.	96,790	4,861,762

Total Software		19,481,962

Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc.	42,550	7,082,022

TOTAL INFORMATION TECHNOLOGY		51,924,929

MATERIALS - 2.8%
Chemicals - 2.0%
DowDuPont Inc.	131,280	7,064,177

Containers & Packaging - 0.8%
International Paper Co.	58,600	2,779,398

TOTAL MATERIALS		9,843,575

REAL ESTATE - 13.0%
Equity Real Estate Investment Trusts (REITs) - 13.0%
Alexandria Real Estate Equities Inc.	42,900	5,650,359
American Tower Corp.	26,640	4,604,457
Apartment Investment & Management Co., Class A Shares	72,570	3,593,666
AvalonBay Communities Inc.	22,330	4,307,904
EPR Properties	57,680	4,214,101
Equity Residential	50,530	3,666,457
Park Hotels & Resorts Inc.	111,720	3,359,420
Retail Properties of America Inc., Class A Shares	268,350	3,391,944
Simon Property Group Inc.	26,300	4,789,756
STORE Capital Corp.	119,230	3,853,514
Weyerhaeuser Co.	143,340	3,761,242

TOTAL REAL ESTATE		45,192,820

UTILITIES - 3.9%
Electric Utilities - 2.3%
Exelon Corp.	75,000	3,582,000
NextEra Energy Inc.	24,991	4,472,889

Total Electric Utilities		8,054,889

Multi-Utilities - 1.6%
CenterPoint Energy Inc.	174,170	5,385,337

TOTAL UTILITIES		13,440,226

TOTAL COMMON STOCKS (Cost - $195,220,235)		240,973,446

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 22.0%
Diversified Energy Infrastructure - 6.3%
Energy Transfer LP	619,356	$9,110,727
Enterprise Products Partners LP	209,670	5,801,569
Genesis Energy LP	345,960	7,237,483

Total Diversified Energy Infrastructure		22,149,779

Financials - 3.2%
Blackstone Group LP	335,400	11,302,980

General Partner - 1.0%
Western Gas Equity Partners LP	110,550	3,490,064

Global Infrastructure - 2.3%
Brookfield Infrastructure Partners LP	77,210	3,023,544
Brookfield Renewable Partners LP	176,370	5,068,481

Total Global Infrastructure		8,092,025

Liquids Transportation & Storage - 1.9%
Buckeye Partners LP	59,870	1,829,028
Magellan Midstream Partners LP	36,160	2,222,032
PBF Logistics LP	111,340	2,443,913

Total Liquids Transportation & Storage		6,494,973

Natural Gas Transportation & Storage - 2.1%
Hoegh LNG Partners LP	406,751	7,179,155

Oil/Refined Products - 2.5%
Andeavor Logistics LP	13,870	497,794
CrossAmerica Partners LP	81,970	1,426,278
MPLX LP	102,000	3,582,240
Sunoco LP	109,980	3,368,688

Total Oil/Refined Products		8,875,000

Petrochemicals - 0.9%
Westlake Chemical Partners LP	137,090	3,133,877

Shipping - 1.8%
KNOT Offshore Partners LP	328,050	6,118,132

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $67,655,060)		76,835,985

	SHARES
INVESTMENTS IN UNDERLYING FUNDS - 4.3%
Ares Capital Corp.	275,200	4,485,760	(b)
BlackRock TCP Capital Corp.	250,000	3,590,000	(b)
Golub Capital BDC Inc.	122,800	2,244,784	(b)
TriplePoint Venture Growth BDC Corp.	355,100	4,520,423	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $15,486,825)		14,840,967

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 3.0%
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Crown Castle International Corp.	6.875%	5,100	$5,642,640

UTILITIES - 1.4%
Multi-Utilities - 1.4%
Sempra Energy	6.750%	49,000	4,985,260

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $10,531,019)			10,627,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $288,893,139)			343,278,298

SHORT-TERM INVESTMENTS - 1.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $4,729,668)	2.234%	4,729,668	4,729,668

TOTAL INVESTMENTS - 99.7% (Cost - $293,622,807)			348,007,966
Other Assets in Excess of Liabilities - 0.3%			910,827

TOTAL NET ASSETS - 100.0%			$348,918,793

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$14,782,404	$2,585,312	—	$17,367,716
Other Common Stocks	223,605,730	—	—	223,605,730
Master Limited Partnerships	76,835,985	—	—	76,835,985
Investments in Underlying Funds	14,840,967	—	—	14,840,967
Convertible Preferred Stocks	10,627,900	—	—	10,627,900

Total Long-Term Investments	340,692,986	2,585,312	—	343,278,298

Short-Term Investments†	4,729,668	—	—	4,729,668

Total Investments	$345,422,654	$2,585,312	—	$348,007,966

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2019, as a result of the fair value pricing procedures for the international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued at $2,585,312 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019